Offerings	Feb. 13, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.0001 per share(1)(2)
Maximum Aggregate Offering Price	$ 10,608,750
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,465.07
Offering Note	Including 2,730,000 Ordinary Shares to be sold in this offering and up to 409,500 additional Ordinary Shares that may be issued upon exercise of a 45-day over-allotment option granted to the underwriters. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended. Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Ordinary Shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.0001 per share(1)(2)
Maximum Aggregate Offering Price	$ 2,587,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 357.33
Offering Note	Including 2,730,000 Ordinary Shares to be sold in this offering and up to 409,500 additional Ordinary Shares that may be issued upon exercise of a 45-day over-allotment option granted to the underwriters. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended. Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Ordinary Shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.
Offering: 3
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Ordinary shares, par value US$0.0001 per share(1)(2)
Maximum Aggregate Offering Price	$ 10,350,000
Amount of Registration Fee	$ 1,584.59